Related Party Balances and Transactions (Details Narrative)			1 Months Ended				6 Months Ended
	Oct. 10, 2019 CNY (¥) shares	Oct. 26, 2017 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Oct. 31, 2022 CNY (¥)	Oct. 10, 2019 $ / shares
Related Party Transaction [Line Items]
Principal amount convertible debt						¥ 65,000,000
Percentage of annual interest rate						10.00%
Percentage of equity interest							14.24%
Aggregated principal amount						¥ 10,000,000
Convertible loan						55,000,000.0
Changes in fair value of amounts due to related party							¥ 2,052,000	¥ 3,286,000
Fair value changes of amounts due to related party due to own credit risk							500,000	¥ 300,000
Fanhua Group [Member]
Related Party Transaction [Line Items]
Percentage of equity interest	3.40%
Fanhua Group [Member]
Related Party Transaction [Line Items]
Principal amount convertible debt	¥ 80,000,000.0	¥ 130,000,000.0
Percentage of annual interest rate		10.00%
Amount of accrued interest	¥ 14,100,000
Shares converted | shares	28,684,255
Conversion price | $ / shares										$ 0.4766
Extent principal balance of convertible debt						50,000,000.0
Amount of corresponding interest						¥ 15,000,000.0
Aggregated principal amount repaid			¥ 10,000,000.0	¥ 12,600,000	¥ 6,300,000
Borrowings amount			¥ 45,800,000	¥ 55,300,000			¥ 48,300,000		¥ 0
Maturity date				Oct. 26, 2024